SHAREHOLDERS' EQUITY (Schedule of stock options outstanding and exercisable) (Details) - $ / shares	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 0.84	$ 1.22	$ 1.78
Outstanding	5,615,000	6,965,000	3,255,000
Exercisable	4,263,333
February 5, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 1.11
Outstanding	460,000
Exercisable	460,000
October 9, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 1.38
Outstanding	500,000
Exercisable	500,000
January 24, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 0.8
Outstanding	100,000
Exercisable	100,000
August 17, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 0.7
Outstanding	3,905,000
Exercisable	2,603,333
January 28, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 1.5
Outstanding	150,000
Exercisable	100,000
October 9, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 1
Outstanding	500,000
Exercisable	500,000